Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets [Abstract]
Inventory	$ 20	$ 29
Prepaid expenses	161	159
Current tax receivables	72	68
Deferred commissions	139	146
Other current assets	43	67
Prepaid expenses and other current assets	$ 435	$ 469